CONDENSED STATEMENTS OF OPERATIONS - USD ($)		1 Months Ended	3 Months Ended			6 Months Ended	9 Months Ended
		Dec. 31, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021
Operating and formation costs		$ 6,093
General and administrative expenses			$ 1,597,881				$ 1,838,523
Loss from operations			(1,597,881)				(1,838,523)
Other income (expense):
Change in fair value of warrant liabilities			193,000				(193,000)
Transaction costs allocable to warrants							(649,349)
Interest earned on investments held in Trust Account			21,223				55,724
Total other income (expense), net			214,223				(786,625)
Net loss		$ (6,093)	$ (1,383,658)	$ (5,768,182)	$ 4,526,692		$ (2,625,148)
Weighted average shares outstanding, basic and diluted	[1]	7,500,000
Basic and diluted net income per common share		$ 0.00
Class A Ordinary shares
Other income (expense):
Weighted average shares outstanding, basic and diluted			34,500,000	34,500,000	8,433,333	21,538,674	25,906,593
Basic and diluted net income per common share			$ (0.03)	$ (0.13)	$ 0.28	$ (0.04)	$ (0.08)
Class B Ordinary shares
Other income (expense):
Weighted average shares outstanding, basic and diluted			8,625,000	8,625,000	7,787,500	8,208,564	8,348,901
Basic and diluted net income per common share			$ (0.03)	$ (0.13)	$ 0.28	$ (0.04)	$ (0.08)

[1]	Excludes an aggregate of up to 1,125,000 Class B ordinary shares that are subject to forfeiture depending on the extent to which the underwriters’ over-allotment option is exercised (see Note 5).